CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Costs and expenses charged by related parties			¥ 47,464
Other comprehensive income (expenses), tax	¥ 0	¥ 0	0
Operating cost
Costs and expenses charged by related parties	¥ 0	¥ 0	¥ 47,464